SHARE-BASED COMPENSATION - Renren Plan - Assumptions used in determining the fair value of share options granted (Details) - Renren Plan - $ / shares	12 Months Ended
	Dec. 31, 2016	Jun. 29, 2018	Aug. 24, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.00%
Volatility	50.00%
Expected term (in years)	10 years
Exercise price	$ 1.227	$ 0.0613	$ 0.478